Lease obligations	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Lease obligations [Text Block]
9.	Lease obligations

Lease obligations relate to the Company’s rent of office space. The term of the lease expires on March 31, 2023. A schedule of the Company’s minimum lease payments, net of a sublease arrangement, is as follows:

	December 31,	December 31,
	2018	2017
	$	$
Payable not later than one year	80,359	53,159
Payable later than one year and not later than five years	301,955	13,290
	382,314	66,449